Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Balance at the beginning		¥ 346,159
Payments to Acquire Equity Method Investments	$ 83,239	579,492	¥ 404,204	¥ 63,000
Share of results	3,127	21,772	19,566	2,902
Disposal of an equity method investment	(646)	(4,500)	(3,400)
Dividend received	(1,379)	(9,602)	(127)	(2,779)
Return of capital	(51,504)	(358,558)	(148,858)	(17,500)
Balance at the ending	$ 83,206	579,263	346,159
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning		346,159	94,527	48,904
Payments to Acquire Equity Method Investments		579,492	383,958	63,000
Share of results		(21,772)	19,566	2,902
Disposal of an equity method investment			(2,907)
Dividend received		(9,602)	(127)	(2,779)
Return of capital		(358,558)	(148,858)	(17,500)
Balance at the ending		¥ 579,263	¥ 346,159	¥ 94,527